S000001149 [Member] N-1A Cover	Mar. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	TCW METROPOLITAN WEST FUNDS
Entity Central Index Key	0001028621
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Prospectus Date	Aug. 25, 2025